Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (4,521,375)	$ (19,140,172)	$ 2,045,147	$ 2,958,712
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation expense	2,558,809	4,865,218	4,758,014	4,257,189
Amortization of operating lease ROU assets	11,602	25,358	21,033	21,107
Provision for expected credit losses	807	1,850,064	69,474
Impairment of goodwill			1,129
Write-off of assets			373
Deferred income taxes	(64,914)	94,517		(92,664)
Loss (gain) on disposal of assets		2,286		(18,724)
Share of losses of associates	4,029	12,753	710
Change in assets and liabilities:
Accounts receivable	(6,574,111)	(1,678,039)	2,769,950	(15,597,836)
Inventories, net	2,493,022	(1,569,309)	6,487,098	(6,016,083)
Due from related parties	1,016,378	(726,426)	(536,841)	(740,331)
Other receivables and current assets	(11,853,124)	2,285,409	5,121,986	(9,480,769)
Accounts payable and accrued expenses	(682,395)	24,776,824	(45,253,722)	25,671,804
Other payables	(811,143)	474,058	(419,027)	68,039
Taxes payable	(1,756,153)	(670,732)	651,026	(355,168)
Operating lease liabilities	(11,058)	(25,250)	(6,761)	(21,057)
Net cash provided by (used in) operating activities	(20,189,626)	10,576,559	(24,290,411)	654,219
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,095,807)	(3,120,068)	(3,751,944)	(3,149,397)
Acquisition of investment		(113,996)	(83,089)	(4,388)
Increase in investment in subsidiary			74,120
Proceeds from disposal of property, plant and equipment		11,492		6,127
Advances to related parties	(6,307,147)	(1,191,787)	(12,245,223)
Net cash used in investing activities	(8,402,954)	(4,414,359)	(16,006,136)	(3,147,658)
Cash flows from financing activities:
Gross proceeds from issuance of Class A ordinary shares pursuant to initial public offering	11,586,250
(Repayment of) proceeds from borrowings	7,443,090	(9,455,752)	50,910,672	(2,768,651)
Repayment of finance lease payables	(5,561)	(13,355)	(10,216)	(41,328)
Proceeds from related parties				320,485
Net cash (used in) provided by financing activities	19,023,779	(9,469,107)	50,900,456	(2,489,494)
Net (decrease) increase in cash and cash equivalents	(9,568,801)	(3,306,907)	10,603,909	(4,982,933)
Effect of exchange rate changes on cash and cash equivalents	559,360	237,268	635,595	(1,456,188)
Cash and cash equivalents, beginning of year / period	16,069,851	7,060,410	4,830,347	11,269,468
Cash and cash equivalents, end of year / period	7,060,410	3,990,771	16,069,851	4,830,347
Supplemental disclosures of cash flow information
Income taxes paid	877,184	255,143	776,331	1,220,804
Interest paid	2,802,798	5,328,276	4,598,376	2,203,061
Supplemental non-cash investing and financing activities
Acquisition of non-controlling interest by issuance of Class A ordinary shares			2,798,887
Deferred offering costs charged to additional paid-in capital	3,488,971
Recognized assets through finance lease liabilities		16,138		100,771
Recognized ROU assets through lease liabilities	31,350		15,359
Reversal of additional paid-in capital via decrease in related party receivables			$ 5,311,880	$ 2,676,807